Income Taxes - Current and Deferred Provision (Benefit) (Detail) (EUR €) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Current
Domestic	€ 613	€ 15	€ 677
Foreign	0	11	134
Total current income tax	613	26	811
Deferred
Domestic income tax (benefit)	(17,863)
Domestic income tax provision	28	0	0
Foreign
Total deferred income tax (benefit)	(17,835)
Total income tax provision/(benefit)	€ (17,222)	€ 26	€ 811